SEC Registered Funding Vehicles Issuing Non-dilutive Preferred Securities (Narrative) (Detail) - Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]	Mar. 17, 2006 USD ($)	Jul. 25, 2016 USD ($)	Jul. 25, 2016 EUR (€)	Jul. 25, 2011 JPY (¥)	Mar. 17, 2006 JPY (¥)	Mar. 17, 2006 USD ($)	Mar. 17, 2006 EUR (€)
MUFG Capital Finance 1, 2, and 3 Limited, Wholly-owned Funding Vehicles [Member]
Wholly Owned Funding Vehicles [Line Items]
Total net proceeds before expenses, in approximate	$ 4,170,000,000
MUFG Capital Finance 1 Limited [Member]
Wholly Owned Funding Vehicles [Line Items]
Value issued						$ 2,300,000,000
Percentage of dividend	6.346%
Redemption amount		$ 2,300,000,000
MUFG Capital Finance 2 Limited [Member]
Wholly Owned Funding Vehicles [Line Items]
Value issued | €							€ 750,000,000
Percentage of dividend	4.85%
Redemption amount | €			€ 750,000,000
MUFG Capital Finance 3 Limited [Member]
Wholly Owned Funding Vehicles [Line Items]
Value issued | ¥					¥ 120,000,000,000
Percentage of dividend	2.68%
Redemption amount | ¥				¥ 120,000,000,000